Investment in Affiliates	6 Months Ended
Jun. 30, 2016
Equity Method Investments And Joint Ventures [Abstract]
INVESTMENT IN AFFILIATES
NOTE 7: INVESTMENT IN AFFILIATES
Navios Europe I
On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Maritime Partners L.P. (“Navios Partners”) established Navios Europe Inc. (“Navios Europe I”) and have ownership interests of 47.5%, 47.5% and 5.0%, respectively. On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of: (i) cash which was funded with the proceeds of senior loan facility (the “Senior Loan I”) and loans aggregating $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe I) (collectively, the “Navios Term Loans I”); and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe I (in each case, in proportion to their ownership interests in Navios Europe I) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”).
On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loan I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation as follows:

•	First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 12.7% preferred distribution on the Navios Term Loans I and the Navios Revolving Loans I; and

•	Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan I holder and (ii) the holders of the Navios Term Loans I.
The Navios Term Loan I will be repaid from the future sale of vessels owned by Navios Europe I and is deemed to be the initial investment by Navios Acquisition. Navios Acquisition evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a “VIE” and that the Company is not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I based on the following:

•
the power to direct the activities that most significantly impact the economic performance of Navios Europe I are shared jointly between: (i) Navios Holdings, Navios Acquisition and Navios Partners; and (ii) and the Junior Loan I holder; and

•
while Navios Europe I's residual is shared on an 80%/20% basis, respectively, between (i) the Junior Loan I holder and (ii) Navios Holdings, Navios Acquisition and Navios Partners, the Junior Loan I holder is exposed to a substantial portion of Navios Europe I's risks and rewards.

Navios Acquisition further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.
The fleet of Navios Europe I is managed by subsidiaries of Navios Holdings.
As of June 30, 2016 and December 31, 2015, the estimated maximum potential loss by Navios Acquisition in Navios Europe I would have been $17,012 and $15,764, respectively, which represents the Company's carrying value of its investment of $5,766 (December 31, 2015: $5,498) the Company's portion of the carrying balance of the Navios Revolving Loans I including accrued interest on the Navios Term Loans I of $8,924 (December 31, 2015: $8,523), which is included under “Due from related parties, long-term” and the accrued interest income on the Navios Revolving Loans I in the amount of $2,322 (December 31, 2015: $1,743) which is included under “Due from related parties, short-term”. Refer to Note 12 for the terms of the Navios Revolving Loans I.
Income recognized for the three month period ended June 30, 2016 was $136 (June 30, 2015: $210). Income recognized for the six month period ended June 30, 2016 was $268 (June 30, 2015: $210).

Accounting for basis difference
The initial investment in Navios Europe I recorded under the equity method of $4,750, at the inception included the Company's share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe I, which amounted to $6,763. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Europe I. As of June 30, 2016 and December 31, 2015, the unamortized difference between the carrying amount of the investment in Navios Europe I and the amount of the Company's underlying equity in net assets of Navios Europe I was $5,048, and $5,386, respectively.
Navios Europe II
On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe (II) Inc. (“Navios Europe II”) and have ownership interests of 47.5%, 47.5% and 5.0%, respectively. From June 8, 2015 through December 31, 2015, Navios Europe II acquired fourteen vessels for: (i) cash consideration of $145,550 (which was funded with the proceeds of $131,550 of senior loan facilities (the “Senior Loans II”) and loans aggregating $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe II) (collectively, the “Navios Term Loans II”); and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value of $99,147. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II (in each case, in proportion to their ownership interests in Navios Europe II) revolving loans up to $38,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”).
On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation as follows:

•	First, Navios Holdings, Navios Acquisition and Navios Partners will each earn a 18.0% preferred distribution on the Navios Term Loans II and the Navios Revolving Loans II; and

•	Second, any remaining cash is then distributed on an 80%/20% basis, respectively, between (i) the Junior Loan II holder and (ii) the holders of the Navios Term Loans II.
The Navios Term Loan II will be repaid from the future sale of vessels owned by Navios Europe II and is deemed to be the initial investment by Navios Acquisition. Navios Acquisition evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a “VIE” and that the Company is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II based on the following:

•
the power to direct the activities that most significantly impact the economic performance of Navios Europe II are shared jointly between: (i) Navios Holdings, Navios Acquisition and Navios Partners; and (ii) the Junior Loan holder II; and

•
while Navios Europe II's residual is shared on an 80%/20% basis, respectively, between: (i) the Junior Loan holder II; and (ii) Navios Holdings, Navios Acquisition and Navios Partners, the Junior Loan II holder is exposed to a substantial portion of Navios Europe II's risks and rewards.

Navios Acquisition further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.

The fleet of Navios Europe II is managed by subsidiaries of Navios Holdings.
As of June 30, 2016, the estimated maximum potential loss by Navios Acquisition in Navios Europe II would have been $21,083 (December 31, 2015: $15,867), which represents the Company's carrying value of the investment of $6,672 (December 31, 2015: $7,342), the Company's balance of the Navios Revolving Loans II including accrued interest on the Navios Term Loans II of $12,904 (December 31, 2015: $7,952), which is included under “Due from related parties, long-term”, and the accrued interest income on the Navios Revolving Loans II in the amount of $1,507 (December 31, 2015: $573), which is included under “Due from related parties, short-term”. Refer to Note 12 for the terms of the Navios Revolving Loans II.
Loss recognized for the three month period ended June 30, 2016 was $396. Loss recognized for the six month period ended June 30, 2016 was $670. For the six month period ended June 30, 2015, Navios Europe II had minimal operations and therefore, the Company did not record any equity method investee income/ (loss).
Accounting for basis difference
The initial investment in Navios Europe II recorded under the equity method of $6,650, at the inception included the Company's share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419.  This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Europe II. As of June 30, 2016, the unamortized difference between the carrying amount of the investment in Navios Europe II and the amount of the Company's underlying equity in net assets of Navios Europe II was $8,424. As of December 31, 2015, the unamortized difference between the carrying amount of the investment in Navios Europe II and the amount of the Company's underlying equity in net assets of Navios Europe II was $8,895.
Navios Midstream (Revised)
On October 13, 2014, the Company formed in the Marshall Islands a wholly-owned subsidiary, Navios Midstream. The purpose of Navios Midstream is to own, operate and acquire crude oil tankers, refined petroleum product tankers, chemical tankers and liquefied petroleum gas tankers under long-term employment contracts.
On the same day, the Company formed in the Marshall Islands a limited liability company, Navios Maritime Midstream Partners GP LLC (the “Navios Midstream General Partner”) a wholly-owned subsidiary to act as the general partner of Navios Midstream.
Navios Midstream completed an IPO of its units on November 18, 2014 and is listed on the NYSE under the symbol “NAP.”
In connection with the IPO of Navios Midstream in November 2014, Navios Acquisition sold all of the outstanding shares of capital stock of four of Navios Acquisition's vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) in exchange for: (i) all of the estimated net cash proceeds from the IPO amounting to $110,403; (ii) $104,451 of the $126,000 borrowings under Navios Midstream's new credit facility; (iii) 9,342,692 subordinated units and 1,242,692 common units; and (iv) 381,334 general partner units, representing a 2.0% general partner interest in Navios Midstream, and all of the incentive distribution rights in Navios Midstream to the Navios Midstream General Partner.
The Company evaluated its investment in Navios Midstream under ASC 810 and concluded that Navios Midstream is not a “VIE”. The Company further evaluated the power to control the board of directors of Navios Midstream under the voting interest model. As of the IPO date, Navios Acquisition, as the general partner, delegated all its powers to the board of directors of Navios Midstream and does not have the right to remove or replace the elected directors from the board of directors. Elected directors were appointed by the general partner, but as of the IPO date are deemed to be elected directors. The elected directors represent the majority of the board of directors of Midstream and therefore, the Company concluded that it does not hold a controlling financial interest in Navios Midstream but concluded that it does maintain significant influence and deconsolidated the vessels sold as of the IPO date.
Following the deconsolidation of Navios Midstream, the Company accounts for all of its interest in the general partner and in each of the common and subordinated units under the equity method of accounting.
In connection with the sale of Nave Celeste and the C. Dream to Navios Midstream in June 2015, Navios Acquisition received 1,592,920 Subordinated Series A Units of Navios Midstream, as part of the sales price. In conjunction with the transaction, Navios Midstream also issued 32,509 general partner units to the General Partner for $551, in order for the General Partner to maintain its 2.0% general partnership interest. The Company analyzed its investment in the subordinated Series A units and concluded that this is to be accounted for under the equity method on the basis that the Company has significant influence over Navios Midstream. The Company's investment in the subordinated Series A units was fair valued at $17.02 per unit, in total $27,111 on the date of the sale of the vessels to Navios Midstream.
Following the above transactions, as of June 30, 2016 the Company owned a 2.0% general partner interest in Navios Midstream through the Navios Midstream General Partner and a 58.85% limited partnership interest through the ownership of subordinated units (45.15%), the subordinated series A units (7.7%) and through common units (6.01%), based on all of the outstanding common, subordinated and general partner units.
As of June 30, 2016 and December 31, 2015, the carrying amount of the investment in Navios Midstream was $189,273 and $191,968, respectively.
Accounting for basis difference
The initial investment in Navios Midstream following the completion of the IPO recorded under the equity method of $183,141, as of the deconsolidation date included the Company's share of the basis difference between the fair value and the underlying book value of Navios Midstream's assets, which amounted to $20,169. Of this difference, an amount of $(332) was allocated on the intangibles assets and $20,501 was allocated on the tangible assets. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Midstream's tangible and intangible assets.
In connection with the sale of the Nave Celeste and the C. Dream, the Company recognized its incremental investment upon the receipt of the Subordinated series A units in Navios Midstream, which amounted to $27,665 under “Investment in affiliates”. The investment was recognized at fair value at $17.02 per unit. The incremental investment included the Company's share of the basis difference between the fair value and the underlying book value of Navios Midstream's assets at the transaction date, which amounted to $2,554. Of this difference an amount of $(72) was allocated to the intangible assets and $2,626 was allocated to the tangible assets. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Midstream's tangible and intangible assets.
As of June 30, 2016 and December 31, 2015, the unamortized difference between the carrying amount of the investment in Navios Midstream and the amount of the Company's underlying equity in net assets of Navios Midstream was $21,839 and $22,120, respectively. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Midstream's tangible and intangible assets.

For the three month period ended June 30, 2016 and 2015, total income from Navios Midstream recognized in “Equity in net earnings of affiliated companies” was $3,442 and $3,229, respectively. For the six month period ended June 30, 2016 and 2015, total income from Navios Midstream recognized in “Equity in net earnings of affiliated companies” was $7,946 and $6,495, respectively.

Dividends received during the three month period ended June 30, 2016 were $5,320 ($4,524 for the three month period ended June 30, 2015). Dividends received during the six month period ended June 30, 2016 were $10,640 ($6,688 for the six month period ended June 30, 2015).
Summarized financial information of the affiliated companies is presented below:

	June 30, 2016			December 31, 2015
Balance Sheet	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$38,219	$10,209	$16,905	$37,834	$11,839	$17,366
Current assets	52,282	14,785	19,620	45,860	14,782	22,539
Non-current assets	425,972	174,842	240,120	434,708	179,023	245,154
Current liabilities	6,199	16,382	15,433	4,078	15,377	16,897
Long-term debt including current portion, net of deferred finance cost and discount	197,495	91,326	124,215	197,819	96,580	129,185
Financial liabilities at fair value*	—	70,930	18,777	—	68,535	23,568
Non-current liabilities	196,841	180,488	174,176	197,176	182,537	173,543

(*) representing the fair value of Junior Loan I and Junior Loan II, respectively.

	Three month period ended June 30, 2016			Three month period ended June 30, 2015
Income Statement	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Revenue	$22,695	$10,418	$6,760	$18,350	$10,765	$994
Net (loss)/ income before non-cash change in fair value of Junior Loan	—	(449)	(6,889)	—	527	414
Net income/(loss)	5,889	(1,955)	(3,220)	5,394	(1,069)	414

	Six month period ended June 30, 2016			Six month period ended June 30, 2015
Income Statement	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Revenue	$46,844	$20,530	$14,726	$35,053	$19,860	$994
Net (loss)/ income before non-cash change in fair value of Junior Loan	—	(739)	(11,913)	—	(1,355)	414
Net income/(loss)	13,384	(3,134)	(7,122)	11,706	(4,800)	414